Subsequent Events - Additional Information (Detail) - $ / shares		1 Months Ended
	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 19, 2013
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.001
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
American Depositary Shares Description	would change from the current ADS Ratio of one (1) ADS to one (1) Class A ordinary share to a new ADS Ratio of one (1) ADS to fourteen (14) Class A ordinary shares. The change became effective on March 4, 2022.
Subsequent Event [Member] | Yangpu Liuli [Member] | Software Licensing Agreement [Member] | Kids Liulishuo [Member]
Subsequent Event [Line Items]
Percentage Of Revenue Charged As Royalty Fees		20.00%
Subsequent Event [Member] | Yangpu Liuli [Member] | Service Agreement [Member] | Kids Liulishuo [Member]
Subsequent Event [Line Items]
Percentage of revenue charged as administrative supporting services fees		10.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001